Summary of significant accounting policies (Schedule of Retained Earnings Adjustments for Adopting ASC 606) (Details 1) - USD ($)		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jan. 02, 2018		Dec. 31, 2017
Real estate properties development completed		$ 710,504,204	[1]		$ 875,525,000	[1]	$ 840,393,193
Real estate properties under development		3,694,816,558	[1]		3,172,121,000	[1]	1,996,000,653
Accounts receivable		37,508,071	[1],[2]		12,035,000	[1],[2]	100,553,481
Contract assets		16,989,638	[3]		15,576,000	[3]	0
Other deposit and prepayment		169,104,827	[1]				272,022,244
Deferred tax assets		142,772,040	[4]		150,165,000	[4]	82,006,132
Customer deposits		2,639,504,497	[1]		2,040,386,000	[1]	438,341,713
Other payable and accrued liabilities		266,546,596	[1]		300,948,000	[1]	300,118,332
Deferred tax liabilities		141,404,450	[4]		128,140,000	[4]	164,203,580
Income tax payable		114,877,861	[1]				169,839,336
Non-controlling interests		18,654,153			27,292,000		64,441,277
Retained earnings		80,619,205	[1],[2],[3],[4]		111,078,000	[1],[2],[3],[4]	382,123,692
Accumulated other comprehensive income		8,249,506	[1],[2],[3],[4]		20,028,000	[1],[2],[3],[4]	$ 29,225,736
Condensed consolidated statement of comprehensive income extract [Abstract]
Revenue		529,929,103	[1],[2]	$ 768,878,328
Cost of revenue		381,846,106	[1]	598,389,229
Selling and distribution expenses		26,309,462	[3]	28,558,928
Income taxes		27,187,471	[4]	40,525,242
Net loss		(22,016,757)		28,194,562
Net loss attributable to non-controlling interest		(4,820,750)		11,655,638
Net loss attributable to Xinyuan Real Estate Co., Ltd. Shareholders		(17,196,007)		$ 16,538,924
Previously Reported [Member]
Real estate properties development completed	[1]	546,970,000			840,393,000
Real estate properties under development	[1]	2,328,697,000			1,996,001,000
Accounts receivable	[1],[2]	54,762,000			100,553,000
Contract assets	[3]	0			0
Other deposit and prepayment	[1]	142,501,000
Deferred tax assets	[4]	140,899,000			82,006,000
Customer deposits	[1]	654,703,000			438,342,000
Other payable and accrued liabilities	[1]	266,040,000			300,118,000
Deferred tax liabilities	[4]	241,199,000			164,204,000
Income tax payable	[1]	130,764,000
Non-controlling interests		54,915,000			64,441,000
Retained earnings	[1],[2],[3],[4]	350,443,000			382,124,000
Accumulated other comprehensive income	[1],[2],[3],[4]	13,925,000			29,226,000
Condensed consolidated statement of comprehensive income extract [Abstract]
Revenue	[1],[2]	892,075,000
Cost of revenue	[1]	(745,253,000)
Selling and distribution expenses	[3]	(27,980,000)
Income taxes	[4]	(25,919,000)
Net loss		(23,681,000)
Net loss attributable to non-controlling interest		5,263,000
Net loss attributable to Xinyuan Real Estate Co., Ltd. Shareholders		(18,418,000)
Restatement Adjustment [Member]
Real estate properties development completed	[1]	163,534,000			35,132,000
Real estate properties under development	[1]	1,366,120,000			1,176,120,000
Accounts receivable	[1],[2]	(17,254,000)			(88,518,000)
Contract assets	[3]	16,990,000			15,576,000
Other deposit and prepayment	[1]	26,604,000
Deferred tax assets	[4]	1,873,000			68,159,000
Customer deposits	[1]	1,984,801,000			1,602,044,000
Other payable and accrued liabilities	[1]	507,000			830,000
Deferred tax liabilities	[4]	(99,795,000)			(36,064,000)
Income tax payable	[1]	(15,886,000)
Non-controlling interests		(36,261,000)			(37,149,000)
Retained earnings	[1],[2],[3],[4]	(269,824,000)			(271,046,000)
Accumulated other comprehensive income	[1],[2],[3],[4]	(5,675,000)			$ (9,198,000)
Condensed consolidated statement of comprehensive income extract [Abstract]
Revenue	[1],[2]	(362,146,000)
Cost of revenue	[1]	363,407,000
Selling and distribution expenses	[3]	1,671,000
Income taxes	[4]	(1,268,000)
Net loss		1,664,000
Net loss attributable to non-controlling interest		(442,000)
Net loss attributable to Xinyuan Real Estate Co., Ltd. Shareholders		$ 1,222,000

[1]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion ("POC”) method on the sale of individual units when (i) construction is beyond a preliminary stage; and (ii) the buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit; and (iii) sufficient units have already been sold to assure that the entire property will not revert to rental property; and (iv) sales prices are collectible; and (iv) aggregate sales proceeds and costs can be reasonably estimated. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include an enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. Upon adoption of ASC 606, for those contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the buyer. Therefore, real estate properties development completed and real estate properties under development increased by US$35,1 million and US$1,176.1 million, respectively, accounts receivable decreased by US$91.1 million, other deposit and prepayment increased by US$24.5 million, other payables and accrued liabilities increased by US$0,8 million, customer deposits increased by US$1,602.0 million, income tax payable decreased by US$18.5 million, accumulated other comprehensive income decreased by US$10.9 million and retained earnings decreased by US$320.2 million as of January 1, 2018. As of June 30, 2018, ASC 606 increased real estate properties development completed and real estate properties under development by US$163.5 million and US$1,366.1 million, decreased accounts receivable by US$23.7 million, increased other deposits and prepayments by US$26.6 million, increased other payable and accrued liabilities by US$0.5 million, increased customer deposits by US$1,984.8 million, decreased income tax payable by US$15.9million, decreased accumulated other comprehensive income by US$7.0 million, decreased revenue by US$366.1 million, decreased cost of revenue by US$363.4 million and decreased retained earnings by US$322.9 million. For real estate sales of development properties in the U.S., under ASC 605 and 606, revenue was recognized at a point in time upon meeting relevant revenue recognition criteria, which is generally when title to the property is transferred to the buyer.
[2]	Real estate management services income In light of ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group increased accounts receivable, accumulated other comprehensive income and retained earnings by US$2.6 million, US$0.1 million and US$1.9 million, respectively, as of January 1, 2018. As of June 30, 2018, ASC 606 increased accounts receivable, accumulated other comprehensive income, revenue and retained earnings by US$6.4 million, US$0.1 million US$4.0 million and US$5.9 million, respectively.
[3]	Incremental cost to obtain a contract The Group pays sales commission to its real estate sales agencies for each real estate sales contract. Prior to the adoption of ASC 606, the Group immediately expensed sales commissions (included under selling and distribution expense) when incurred. Under ASC 606, the Group assessed that sales commission to its real estate sales agencies qualified as an incremental cost of obtaining a contract with customer. Therefore, upon adoption of ASC 606, the Group increased contract assets, accumulated other comprehensive income and retained earnings by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of 1 January 2018. As of June 30, 2018, ASC 606 increased contract assets, accumulated other comprehensive income and retained earnings by US$17.0 million, US$0.2 million and US$13.0 million, respectively, and decreased selling and distribution expenses by US$1.7 million.
[4]	Income taxes The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, decreased deferred tax liabilities by US$36.1 million and increased retained earnings by US$104.3 million as of 1 January 2018. And the Group increased deferred tax assets by US$1.9 million, decreased deferred tax liabilities by US$99.8 million, increased income taxes by US$1.3 million, increased accumulated other comprehensive income by US$0.1 million and increased retained earnings by US$100.3 million as of June 30, 2018.